Regulatory Developments (Details) - CAD ($) $ in Millions	1 Months Ended		22 Months Ended
	Apr. 30, 2021	Aug. 31, 2020	Dec. 31, 2022
ITC | FERC | April 2021 FERC Transmission Incentives
Public Utilities, General Disclosures [Line Items]
Proposed ROE incentive elimination (basis points)	0.50%
Central Hudson | PSC | August 2020 Generate Rate Application | Electric Revenue
Public Utilities, General Disclosures [Line Items]
Requested increase in revenue		$ 44
Central Hudson | PSC | August 2020 Generate Rate Application | Natural Gas Delivery Revenue
Public Utilities, General Disclosures [Line Items]
Requested increase in revenue		$ 19
FortisAlberta | AUC | March 2021 GCOC Proceeding | Forecast
Public Utilities, General Disclosures [Line Items]
ROE (percent)			8.50%
Equity component of capital structure (percent)			37.00%